                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05348
                                  ---------------------------------------------

                                The Thai Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                      SEMI-ANNUAL REPORT
THE THAI FUND, INC.

DIRECTORS
CHARLES A. FIUMEFREDDO     JOSEPH J. McALINDEN        JUNE 30, 2004
                           VICE PRESIDENT
MICHAEL BOZIC

EDWIN J. GARN              BARRY FINK
                           VICE PRESIDENT
WAYNE E. HEDIEN

JAMES F. HIGGINS           STEFANIE V. CHANG
                           VICE PRESIDENT
DR. MANUEL H. JOHNSON

JOSEPH J. KEARNS           AMY R. DOBERMAN
                           VICE PRESIDENT
MICHAEL NUGENT

FERGUS REID                JAMES W. GARRETT
                           TREASURER AND CHIEF
OFFICERS                   FINANCIAL OFFICER
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD      MICHAEL J. LEARY           [MORGAN STANLEY LOGO]
                           ASSISTANT TREASURER
MITCHELL M. MERIN
PRESIDENT                  MARY E. MULLIN
                           SECRETARY
RONALD E. ROBISON
EXECUTIVE VICE PRESIDENT                              THE THAI FUND, INC.
AND PRINCIPAL EXECUTIVE
OFFICER

U.S. INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

THAI INVESTMENT ADVISER
MFC ASSET MANAGEMENT PUBLIC COMPANY LIMITED
30TH-32ND FLOOR, LAKE RAJADA BUILDING
193-195 RATCHADAPHISEK ROAD
KHLONG-TOEY, BANGKOK 10110 THAILAND

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIANS
THE THAI FARMERS BANK PUBLIC COMPANY LIMITED
1 SOI THAI FARMERS
RATBURANA ROAD, RATBURANA
BANGKOK, THAILAND

JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE
FUND'S NET ASSET VALUE PER SHARE AND INFORMATION
REGARDING THE INVESTMENTS COMPRISING THE FUND'S       MORGAN STANLEY
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT        INVESTMENT MANAGEMENT INC.
OUR WEBSITE AT www.morganstanley.com/im.              INVESTMENT ADVISER

(C) 2004 MORGAN STANLEY

                                                       THE THAI FUND, INC.

LETTER TO STOCKHOLDERS                                 Overview

PERFORMANCE
For the six months ended June 30, 2004, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share of -14.33%, compared to -18.83% for the U.S. dollar adjusted Securities Exchange of Thailand (SET) Index (the "Index"). On June 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $8.60, representing a 12.4% premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE
  - The Thai market was one of the worst performing markets in the region for the first half of 2004.

  - Thailand's economic growth momentum slowed down in the first quarter of 2004, rising by 6.5% compared to a growth of 7.5% in the last quarter of 2003.

  - The avian flu virus and the militant violence in Southern Thailand dented investors' sentiment significantly. Agricultural output decreased 3.8% during the period due to the avian flu as well as poor weather conditions.

  -  Higher oil prices raised concerns of higher interest rates.

  -  Private investment and consumption continued to do well.

  - Corporate earnings during the first half were mixed. Construction companies disappointed as higher cost of raw materials led to a margin squeeze. On the other hand, higher than expected loans growth led to earnings surprise among banks.

MANAGEMENT STRATEGIES
  - While economic growth momentum was encumbered by the weaker agriculture sector, the government is in a strong position to pump prime the economy as they are now in a fiscal surplus.

  - We believe the economy will still grow strongly and prefer the banking and construction sectors.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer

                                                                       July 2004

                                                       THE THAI FUND, INC.

STATEMENT OF NET ASSETS                                June 30, 2004 (unaudited)

                                                                                    VALUE
                                                                       SHARES       (000)
-----------------------------------------------------------------------------------------
THAI INVESTMENT PLAN (99.0%)

THAI COMMON STOCKS (98.9%)
(UNLESS OTHERWISE NOTED)

AGRICULTURE (0.7%)
  Univanich Palm Oil PCL                                            1,039,200   $     723
=========================================================================================
AIRLINES (2.4%)
  Thai Airways International PCL                                    1,742,200       2,405
=========================================================================================
BANKS (20.9%)
  Bangkok Bank PCL                                               (a)2,578,650       5,921
  Kasikornbank PCL                                               (a)3,857,000       4,758
  Krung Thai Bank PCL                                              15,647,100       4,243
  Siam Commercial Bank PCL                                          4,757,800       5,405
  Siam Commercial Bank PCL
    (Foreign)                                                         822,000         929
-----------------------------------------------------------------------------------------
                                                                                   21,256
=========================================================================================
BEVERAGES (1.3%)
  Serm Suk PCL                                                      2,252,600       1,332
=========================================================================================
CHEMICALS (3.8%)
  National Petrochemical PCL                                        1,526,300       3,580
  Vinythai PCL                                                     (a)799,785         236
-----------------------------------------------------------------------------------------
                                                                                    3,816
=========================================================================================
COMMUNICATIONS EQUIPMENT (2.7%)
  United Communication
    Industry PCL                                                 (a)2,304,200       2,772
=========================================================================================
CONSTRUCTION & ENGINEERING (6.6%)
  Italian-Thai Development PCL                                     21,096,000       5,205
  Sino Thai Engineering &
    Construction PCL                                                5,415,000       1,468
-----------------------------------------------------------------------------------------
                                                                                    6,673
=========================================================================================
CONSTRUCTION MATERIALS (14.1%)
  Millennium Steel PCL                                          (a)31,278,390       1,368
  Siam Cement PCL                                                   2,292,700      12,994
-----------------------------------------------------------------------------------------
                                                                                   14,362
=========================================================================================
CONSUMER FINANCE (1.2%)
  National Finance PCL                                              3,393,800       1,210
=========================================================================================
ELECTRIC UTILITIES (1.9%)
  Electricity Generating PCL                                        1,169,900       1,929
=========================================================================================
FOOD & STAPLES RETAILING (1.4%)
  Siam Makro PCL                                                    1,087,600       1,408
=========================================================================================
FOOD PRODUCTS (0.8%)
  Charoen Pokphand Foods PCL                                     (a)7,611,060         770
=========================================================================================
HOUSEHOLD DURABLES (3.4%)
  Land & Houses PCL                                                15,889,500       3,474
=========================================================================================
INSURANCE (1.0%)
  Bangkok Insurance PCL                                               175,435         986
=========================================================================================
MEDIA (0.3%)
  United Broadcasting Corp.
    PCL (Foreign)                                                  (a)604,600   $     292
=========================================================================================
METALS & MINING (3.3%)
  Banpu PCL                                                         1,053,700       3,321
=========================================================================================
MULTILINE RETAIL (1.1%)
  Big C Supercenter PCL                                             2,605,700       1,146
=========================================================================================
OIL & GAS (12.8%)
  PTT Exploration &
    Production PCL                                                    309,400       2,026
  PTT PCL                                                           2,921,800      10,992
-----------------------------------------------------------------------------------------
                                                                                   13,018
=========================================================================================
REAL ESTATE (5.4%)
  Asian Property Development PCL                                   26,301,300       2,776
  Golden Land Property
    Development PCL                                              (a)2,799,000         561
  Lalin Property PCL                                               11,919,300       1,936
  Quality House PCL                                              (a)6,852,000         209
-----------------------------------------------------------------------------------------
                                                                                    5,482
=========================================================================================
TEXTILES, APPAREL & LUXURY GOODS (1.6%)
  Thai Rung Textile Co., Ltd.                                       (a)(b)958         @--
  Thai Wacoal PCL                                                   2,042,130       1,609
-----------------------------------------------------------------------------------------
                                                                                    1,609
=========================================================================================
TRANSPORTATION INFRASTRUCTURE (1.0%)
  Thoresen Thai Agencies PCL                                        1,322,200       1,050
=========================================================================================
WIRELESS TELECOMMUNICATION SERVICES (11.2%)
  Advanced Info Service PCL                                         3,386,200       7,362
  Shin Corp. PCL                                                 (b)4,487,500       4,001
-----------------------------------------------------------------------------------------
                                                                                   11,363
=========================================================================================
TOTAL THAI COMMON STOCKS
  (Cost $73,695)                                                                  100,397
=========================================================================================

                                                                       NO. OF
                                                                     WARRANTS
-----------------------------------------------------------------------------------------
WARRANTS (0.1%)

FOOD PRODUCTS (0.1%)
  Charoen Pokphand Foods PCL,
    expiring 7/21/05                                             (a)1,966,696         151
=========================================================================================
REAL ESTATE (0.0%)
  Quality House PCL, expiring
    9/11/08                                                        (a)274,080           2
=========================================================================================
TOTAL WARRANTS
  (Cost $@--)                                                                         153
=========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   3

                                                       THE THAI FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)                       June 30, 2004 (unaudited)

                                                                       NO. OF       VALUE
                                                                       RIGHTS       (000)
-----------------------------------------------------------------------------------------
RIGHTS (0.0%)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
  TelecomAsia Corp. PCL
  (Cost $@--)                                                   (a)(c)721,421   $     @--
=========================================================================================
TOTAL THAI INVESTMENT PLAN (99.0%)
  (Cost $73,695)                                                                  100,550
=========================================================================================

                                                                         FACE
                                                                       AMOUNT
                                                                        (000)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.1%)

REPURCHASE AGREEMENT (0.1%)
  J.P. Morgan Securities, Inc., 1.25%,
    dated 6/30/04, due 7/1/04,
    repurchase price $80
    (Cost $80)                                                  $       (d)80          80
=========================================================================================
TOTAL INVESTMENTS (99.1%)
  (Cost $73,775)                                                                  100,630
=========================================================================================

                                                                       AMOUNT
                                                                        (000)
-----------------------------------------------------------------------------------------
OTHER ASSETS (1.3%)
  Cash                                                                      1
  Foreign Currency (Cost $1,040)                                          996
  Receivable for Investments Sold                                         221
  Dividends Receivable                                                     86
  Other                                                                    10       1,314
=========================================================================================
LIABILITIES (-0.4%)
  Payable For:
   Thai Repatriation Tax                                                 (163)
   U.S. Investment Advisory Fees                                          (64)
   Thai Investment Advisory Fees                                          (26)
   Directors' Fees and Expenses                                           (25)
   Custodian Fees                                                         (15)
   Administrative Fees                                                     (7)
   Other Liabilities                                                      (95)       (395)
=========================================================================================
NET ASSETS (100%)
  Applicable to 13,275,089, issued and
    outstanding $ 0.01 par value shares
    (30,000,000 shares authorized)                                              $ 101,549
=========================================================================================
NET ASSET VALUE PER SHARE                                                       $    7.65
=========================================================================================

                                                                       AMOUNT
                                                                        (000)
-----------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
  Common Stock                                                      $     133
  Paid-in Capital                                                     189,398
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                   1,472
  Accumulated Net Realized Gain (Loss)                               (116,334)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                      26,880
-----------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $ 101,549
=============================================================================

(a)  Non-income producing.

(b) Security was valued at fair value -- At June 30, 2004, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(c) Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At June 30, 2004, this security had a market value of $0, representing 0.0% of net assets.

(d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@    Value/Face Amount is less than $500.

4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       THE THAI FUND, INC.

                                                       Financial Statements

                                                                                                          SIX MONTHS ENDED
                                                                                                             JUNE 30, 2004
                                                                                                               (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                                                       $  2,588
  Interest                                                                                                               1
==========================================================================================================================
    TOTAL INCOME                                                                                                     2,589
==========================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                             415
  Thai Repatriation Tax Expense                                                                                        298
  Thai Investment Advisory Fees                                                                                        170
  Custodian Fees                                                                                                        54
  Professional Fees                                                                                                     41
  Administrative Fees                                                                                                   30
  Stockholder Reporting Expenses                                                                                        22
  Stockholder Servicing Fees                                                                                             9
  Other Expenses                                                                                                        30
==========================================================================================================================
    TOTAL EXPENSES                                                                                                   1,069
==========================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                                   1,520
==========================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                       11,323
  Foreign Currency Transactions                                                                                       (134)
==========================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                        11,189
==========================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                      (29,612)
  Foreign Currency Translations                                                                                        (47)
==========================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                               (29,659)
==========================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                (18,470)
==========================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                 $(16,950)
==========================================================================================================================

                                                                                      SIX MONTHS ENDED
                                                                                         JUNE 30, 2004          YEAR ENDED
                                                                                           (UNAUDITED)   DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                               (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                                $  1,520            $    858
  Net Realized Gain (Loss)                                                                      11,189               6,444
  Change in Unrealized Appreciation (Depreciation)                                             (29,659)             58,939
==========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            (16,950)             66,241
==========================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                             --              (1,128)
==========================================================================================================================
Capital Share Transactions:
  Reinvestment of Shares (2,140 and 2,681 shares, respectively)                                     19                  12
==========================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                    (16,931)             65,125
==========================================================================================================================
Net Assets:
  Beginning of Period                                                                          118,480              53,355
==========================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
    INCOME OF $1,472 AND $(48), RESPECTIVELY)                                                 $101,549            $118,480
==========================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   5

                                                       THE THAI FUND, INC.

SELECTED PER SHARE DATA AND RATIOS                     Financial Highlights

                                                               SIX MONTHS
                                                                 ENDED                       YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2004    -----------------------------------------------------
                                                              (UNAUDITED)         2003      2002      2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   8.93      $   4.02   $  3.27   $  2.99    $  5.71    $  3.80
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        0.11+         0.06+     0.04+     0.01       0.04      (0.03)
Net Realized and Unrealized Gain (Loss) on Investments             (1.39)         4.94      0.76      0.27      (2.74)      1.94
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               (1.28)         5.00      0.80      0.28      (2.70)      1.91
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                               --         (0.09)    (0.05)    (0.00)#    (0.02)        --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $   7.65      $   8.93   $  4.02   $  3.27    $  2.99    $  5.71
===================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                           $   8.60      $  10.40   $  3.48   $  3.30    $  2.69    $  7.81
===================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                                    (17.31)%**    201.95%     6.59%    22.95%    (65.40)%    32.98%
  Net Asset Value (1)                                             (14.33)%**    124.42%    24.27%     9.51%    (47.33)%    50.26%
===================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                           $101,549      $118,480   $53,355   $43,408    $39,696    $75,787
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                             1.99%*        1.92%     2.29%     2.29%      2.00%      2.04%
Ratio of Net Investment Income (Loss) to Average Net Assets         2.83%*        1.18%     1.01%     0.54%      0.94%     (0.78)%
Portfolio Turnover Rate                                               25%**         32%       29%       27%        15%        50%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
#    Amount is less than $0.005 per share.
*    Annualized
**   Not Annualized

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       THE THAI FUND, INC.

NOTES TO FINANCIAL STATEMENTS                          June 30, 2004 (unaudited)

     The Thai Fund, Inc. (the "Fund") was incorporated on June 10, 1987 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investment primarily in equity securities. The Fund makes its investments in Thailand through the Thai Investment Plan (the "Plan") established in conformity with Thai law. The Fund is the sole unit holder of the Plan. The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the Plan and the Fund.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Thai baht are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized

                                                       THE THAI FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONT'D)                 June 30, 2004 (unaudited)

     foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, dispositions of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of investments in Thai equity securities, which may be subject to greater price volatility, lower liquidity and less diversity than equity securities of companies based in the United States. In addition, Thai equity securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

 5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISERS: Morgan Stanley Investment Management Inc. (the "U.S. Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the U.S. Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.90% of the Fund's first $50 million of average weekly net assets, 0.70% of the Fund's next $50 million of average weekly net assets and 0.50% of the Fund's average weekly net assets in excess of $100 million.

MFC Asset Management Public Company Limited (the "Thai Adviser") provides investment advisory services to the Fund under the terms of a contract. Under the contract, the Thai Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.40% of the Fund's first $50 million of average weekly net assets, 0.25% of the Fund's next $50 million of average weekly net assets and 0.20% of the Fund's average weekly net assets in excess of $100 million.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank, acts as custodian for the Fund's assets held in the United States. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on

                                                       THE THAI FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONT'D)                 June 30, 2004 (unaudited)

assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The Plan's assets, in Thailand, are held by the Thai Farmers Bank Public Company Limited.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

Distributions of income from the Plan to the Fund are subject to Thai income tax at a rate of 10% of the distribution amount, which is withheld at the time of distribution. All distributions from the Plan to the Fund must be approved by The Bank of Thailand ("BOT") pursuant to the laws of The Kingdom of Thailand. For financial statement purposes, the Fund accrues and allocates the Thai income tax to net investment income, net realized gains and net unrealized appreciation on the basis of their relative amounts. For U.S. Federal income tax purposes, the Thai income tax is deducted, when paid, from net investment income.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

   2003 DISTRIBUTIONS           2002 DISTRIBUTIONS
       PAID FROM:                   PAID FROM:
         (000)                        (000)
-------------------------    ------------------------
                LONG-TERM                   LONG-TERM
    ORDINARY      CAPITAL       ORDINARY      CAPITAL
      INCOME         GAIN         INCOME         GAIN
-----------------------------------------------------
      $1,128          $--           $613          $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At June 30, 2004, the U.S. Federal income tax cost basis of investments was $73,775,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $26,855,000 of which $34,957,000 related to appreciated securities and $8,102,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $127,370,000 available to offset future gains of which $17,726,000 will expire on December 31, 2005, $85,159,000 will expire on December 31, 2006, $2,772,000 will expire on December 31, 2007, $1,412,000 will expire on December 31, 2008, $16,272,000 will expire on December 31, 2009 and $4,029,000 will expire on December 31, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund did not defer any capital or currency losses to January 1, 2004, for U.S. Federal income tax purposes.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During the six months ended June 30, 2004, the Fund made purchases and sales totaling $27,579,000 and $25,861,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

H. SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                               VOTES IN        VOTES
                               FAVOR OF        AGAINST
----------------------------------------------------------
Wayne E. Hedien                 7,643,420      263,084
James F. Higgins                7,643,420      263,084
Dr. Manuel H. Johnson           7,643,370      263,133

                                                       THE THAI FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONT'D)                 June 30, 2004 (unaudited)

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                                       THE THAI FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

  Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

  Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may issue shares of its Common Stock in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

  The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

  In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

  Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

The Thai Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thai Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004